BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by domestic banks (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 15,648,606	$ 19,692,638
Intervention rate issued by Banco de la Republica	13.00%	12.00%	3.00%	1.75%
Obligations granted by domestic banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 6,508,772	$ 4,918,418
Obligations granted by domestic banks | Financiera de desarrollo territorial (Findeter)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 2,530,570	$ 2,047,506
Obligations granted by domestic banks | Financiera de desarrollo territorial (Findeter) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	8.15%	7.22%
Obligations granted by domestic banks | Financiera de desarrollo territorial (Findeter) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	20.85%	18.77%
Obligations granted by domestic banks | Fondo para el financiamiento del sector agropecuario (Finagro)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 1,509,594	$ 931,018
Obligations granted by domestic banks | Fondo para el financiamiento del sector agropecuario (Finagro) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	8.37%	3.40%
Obligations granted by domestic banks | Fondo para el financiamiento del sector agropecuario (Finagro) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	15.88%	15.70%
Obligations granted by domestic banks | Banco de comercio exterior de Colombia (Bancoldex)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 1,404,873	$ 902,036
Obligations granted by domestic banks | Banco de comercio exterior de Colombia (Bancoldex) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	2.17%	2.15%
Obligations granted by domestic banks | Banco de comercio exterior de Colombia (Bancoldex) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	21.46%	19.15%
Obligations granted by domestic banks | Other private financial entities
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 1,063,735	$ 1,037,858
Obligations granted by domestic banks | Other private financial entities | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	12.88%	11.35%
Obligations granted by domestic banks | Other private financial entities | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	16.67%	15.75%